Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	500,000,000	500,000,000
Ordinary shares, shares issued (in Shares)	1	1
Ordinary shares, shares outstanding (in Shares)	1	1
PERCEPTION CAPITAL CORP IV
Ordinary shares subject to possible redemption, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares subject to possible redemption, shares issued (in Shares)	332,928	4,777,672
Ordinary shares subject to possible redemption, shares outstanding (in Shares)	332,928	4,777,672
Ordinary shares subject to possible redemption, redemption value (in Dollars per share)	$ 11.58	$ 11.07
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares, shares authorized (in Shares)	1,000,000	1,000,000
Preference shares, shares issued (in Shares)	609,250
Preference shares, shares outstanding (in Shares)	609,250
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Ordinary shares, shares authorized (in Shares)	200,000,000
Ordinary shares, shares issued (in Shares)	9,776,421
Ordinary shares, shares outstanding (in Shares)	9,776,421
Class A Ordinary Shares | PERCEPTION CAPITAL CORP IV
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	200,000,000	200,000,000
Ordinary shares, shares issued (in Shares)	6,505,624	5,749,999
Ordinary shares, shares outstanding (in Shares)	6,505,624	5,749,999
Class B Ordinary Shares | PERCEPTION CAPITAL CORP IV
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	20,000,000	20,000,000
Ordinary shares, shares issued (in Shares)	1	1
Ordinary shares, shares outstanding (in Shares)	1	1
Previously Reported
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Ordinary shares, shares authorized (in Shares)	500,000,000
Ordinary shares, shares issued (in Shares)	1
Ordinary shares, shares outstanding (in Shares)	1